Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Note 5)	$ 13,332,877	$ 14,444,549	$ 7,500,193
Trade accounts receivable – net (Note 6)	1,720,475	1,266,005	1,479,410
Recoverable taxes (Note 12.b)	1,267,643	1,072,855	291,575
Other current assets	76,580	62,700	96,306
Total current assets	16,397,575	16,846,109	9,367,484
Advanced payments to suppliers	923,795	464,675	241,231
Machinery, equipment and improvements on leased assets – net (Note 7)	3,094,220	2,146,232	1,905,684
Improvements to concession assets – net (Note 8)	16,857,852	13,763,840	12,063,383
Airport concessions – net (Note 9)	10,328,521	10,649,220	10,821,596
Rights to use airport facilities – net (Note 10)	760,200	816,898	873,598
Other acquired rights – net (Note 11)	448,206	464,903	481,600
Derivative financial instruments (Note 15)	89,711	750,704	4,686
Deferred income taxes – net (Note 12.e)	6,230,886	5,966,363	5,648,944
Right-of-use assets	56,440	23,626	34,628
Other assets – net	135,679	219,307	134,970
Total	55,323,085	51,361,173	41,577,804
Current liabilities:
Banks loans, debt securities and current portion of the debt (Note 16.a and b)	3,964,668	2,659,590	2,200,000
Concession taxes payable	268,114	155,744	394,422
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 30.a)	394,208	157,003	355,361
Accounts payable (Note 13)	3,147,544	1,194,350	1,021,729
Advance payments from clients	104,293	128,200	142,044
Taxes payable	129,072	175,543	131,511
Liabilities for assets in lease (Note 14.b)	11,872	10,717	12,577
Derivative financial instruments (Note 15)	71,387	750,704	265,979
Income taxes payable (Note 12)	1,271,800	30,824	152,943
Total current liabilities	9,362,958	5,262,675	4,676,566
Deposits received in guarantee (Note 4)	788,435	696,059	1,143,485
Liabilities for assets in lease (Note 14.b)	47,094	15,476	24,615
Deferred income taxes (Note 12.e)	606,632	655,479	681,909
Retirement employee benefits (Note 17)	193,126	183,125	144,743
Long-term borrowings (Note 16.a)	5,196,240	6,195,576	4,437,043
Debt securities (Note 16.b)	18,700,000	15,500,000	9,800,000
Total long-term liabilities	25,531,527	23,245,715	16,231,795
Total liabilities	34,894,485	28,508,390	20,908,361
Equity (Note 18):
Common stock	170,381	6,185,082	6,185,082
Repurchased shares	(3,000,037)	(1,733,374)	(1,733,374)
Legal reserve	1,592,551	1,592,551	1,592,551
Reserve for repurchase of shares	5,531,292	3,283,374	3,283,374
Retained earnings	13,925,091	11,908,891	9,940,035
Foreign currency translation reserve	1,034,233	1,037,446	525,992
Remeasurements of employee benefits – Net of income tax	5,211	(10,052)	6,606
Reserve for financial instruments of cash flow hedges – Net of income tax	29,658	(471,107)	(172,094)
Total equity attributable to controlling interest	19,288,380	21,792,811	19,628,172
Non-controlling interest (Note 19)	1,140,220	1,059,972	1,041,271
Total equity	20,428,600	22,852,783	20,669,443
Total	$ 55,323,085	$ 51,361,173	$ 41,577,804